Commitments, contingencies and guarantees (Tables)	12 Months Ended
Sep. 30, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of minimum payments under long-term service and other agreements	Minimum payments under these agreements are due as follows:

$
Less than one year	146,662
Between one and three years	83,065
Between three and five years	20,322
Beyond five years	—